Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Frontier Long/Short Commodity Series) (Frontier Long/Short Commodity Series [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Sale of Units	$ 41,710,300		$ 21,784,520		$ 18,982,722
Redemption of Units	(52,392,651)		(25,370,305)		(16,388,436)
Change in control of ownership - Trading Companies	28,341,047
Contributions	4,105,200		(8,718,487)		56,470,869
Distributions	(28,282,129)		97,830		(61,271,709)
Operations attributable to non-controlling interests	6,059,461	[1]	(2,913,121)	[1]	14,758,299	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	4,459,637	[1]	11,915,293	[1]	8,527,351	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	4,459,637	[1]	11,915,293	[1]	8,527,351	[1]
Owners' Capital	81,184,305		77,183,440		80,387,710		59,308,614
Owners' Capital - Units, Sale of Units	287,564		178,306		169,306
Redemption of Units	(340,219)		(212,909)		(148,082)
Owners' Capital - Units	499,966		552,621		587,224		566,000
Managing Owner Class 1a [Member]
Sale of Units					27,500	[2]
Redemption of Units	(20,000)	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	1,832	[2]	4,528	[2]	411	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,832	[2]	4,528	[2]	411	[2]
Owners' Capital	14,271	[2]	32,439	[2]	27,911	[2]
Owners' Capital - Units, Sale of Units					275	[2]
Redemption of Units	(158)	[2]
Owners' Capital - Units	117	[2]	275	[2]	275	[2]
Managing Owner Class 2 [Member]
Redemption of Units	(920,000)
Net increase/ (decrease) in Owners' Capital resulting from operations	109,824		220,185		155,619
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	109,824		220,185		155,619
Owners' Capital	499,336		1,309,512		1,089,327		933,708
Redemption of Units	(5,461)
Owners' Capital - Units	3,083		8,544		8,544		8,544
Managing Owner Class 2a [Member]
Sale of Units	260,000	[2]			27,500	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(10,584)	[2]	5,141	[2]	683	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(10,584)	[2]	5,141	[2]	683	[2]
Owners' Capital	282,740	[2]	33,324	[2]	28,183	[2]
Owners' Capital - Units, Sale of Units	1,947	[2]			275	[2]
Owners' Capital - Units	2,222	[2]	275	[2]	275	[2]
Limited Owners Class 1 [Member]
Sale of Units	75,898		119,434		7,069,581
Redemption of Units	(29,615,581)		(19,502,051)		(14,009,386)
Net increase/ (decrease) in Owners' Capital resulting from operations	2,512,974		4,809,148		6,173,624
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	2,512,974		4,809,148		6,173,624
Owners' Capital	4,159,047		31,185,756		45,759,225		46,525,406
Owners' Capital - Units, Sale of Units	531		1,046		67,026
Redemption of Units	(204,936)		(168,296)		(128,268)
Owners' Capital - Units	30,551		234,956		402,206		463,448
Change in net asset value per unit	$ 3.40		$ 18.96		$ 13.38
Net asset value per unit	$ 136.13		$ 132.73		$ 113.77		$ 100.39
Limited Owners Class 1a [Member]
Sale of Units	14,327,910	[2]	4,247,899	[2]	1,052,844	[2]
Redemption of Units	(597,869)	[2]	(404,900)	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(472,787)	[2]	712,766	[2]	11,261	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(472,787)	[2]	712,766	[2]	11,261	[2]
Owners' Capital	18,877,124	[2]	5,619,870	[2]	1,064,105	[2]
Owners' Capital - Units, Sale of Units	112,147	[2]	40,887	[2]	10,484	[2]
Redemption of Units	(4,690)	[2]	(3,729)	[2]
Owners' Capital - Units	155,099	[2]	47,642	[2]	10,484	[2]
Change in net asset value per unit	$ 3.75	[2],[3]	$ 16.47	[2],[3]	$ 1.49	[2],[3]
Net asset value per unit	$ 121.71	[2],[3]	$ 117.96	[2],[3]	$ 101.49	[2],[3]	$ 100.00	[2],[3]
Limited Owners Class 2 [Member]
Sale of Units					3,221,195
Redemption of Units	(6,812,419)		(2,103,245)		(1,557,461)
Net increase/ (decrease) in Owners' Capital resulting from operations	1,226,379		2,481,935		1,959,861
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,226,379		2,481,935		1,959,861
Owners' Capital	8,689,426		14,275,466		13,896,776		10,273,181
Owners' Capital - Units, Sale of Units					28,148
Redemption of Units	(39,495)		(15,857)		(13,156)
Owners' Capital - Units	53,648		93,143		109,000		94,008
Change in net asset value per unit	$ 8.71	[3]	$ 25.77	[3]	$ 18.21	[3]
Net asset value per unit	$ 161.97	[3]	$ 153.26	[3]	$ 127.49	[3]	$ 109.28	[3]
Limited Owners Class 2a [Member]
Sale of Units	7,570,730	[2]	2,527,455	[2]	837,250	[2]
Redemption of Units	(547,685)	[2]	(148,649)	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(122,823)	[2]	501,347	[2]	11,099	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(122,823)	[2]	501,347	[2]	11,099	[2]
Owners' Capital	10,628,724	[2]	3,728,502	[2]	848,349	[2]
Owners' Capital - Units, Sale of Units	57,000	[2]	23,967	[2]	8,278	[2]
Redemption of Units	(4,231)	[2]	(1,476)	[2]
Owners' Capital - Units	83,538	[2]	30,769	[2]	8,278	[2]
Change in net asset value per unit	$ 6.05	[2],[3]	$ 18.70	[2],[3]	$ 2.48	[2],[3]
Net asset value per unit	$ 127.23	[2],[3]	$ 121.18	[2],[3]	$ 102.48	[2],[3]	$ 100.00	[2],[3]
Limited Owners Class 3 [Member]
Sale of Units	19,475,762	[4]	14,889,732	[4]	6,746,852	[4]
Redemption of Units	(13,879,097)	[4]	(3,211,460)	[4]	(821,589)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	1,214,822	[4]	3,180,243	[4]	214,793	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,214,822	[4]	3,180,243	[4]	214,793	[4]
Owners' Capital	27,810,058	[4]	20,998,571	[4]	6,140,056	[4]
Owners' Capital - Units, Sale of Units	115,939	[4]	112,406	[4]	54,820	[4]
Redemption of Units	(81,248)	[4]	(23,551)	[4]	(6,658)	[4]
Owners' Capital - Units	171,708	[4]	137,017	[4]	48,162	[4]
Change in net asset value per unit	$ 8.70	[4]	$ 25.77	[4]	$ 4.79	[4]
Net asset value per unit	$ 161.96	[4]	$ 153.26	[4]	$ 127.49	[4]	$ 122.70	[4]
Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies	28,341,047
Contributions	4,105,200		(8,718,487)		56,470,869
Distributions	(28,282,129)		97,830		(61,271,709)
Operations attributable to non-controlling interests	6,059,461		(2,913,121)		14,758,299
Owners' Capital	$ 10,223,579				$ 11,533,778		$ 1,576,319

[1]	The Frontier Long/Short Commodity Series' Classes 1a and 2a began trading operations on June 9, 2009.
[2]	Frontier Long/Short Commodity Series Class 1a and 2a began trading operations on June 9, 2009
[3]	Values are for both the Managing Owner and Limited Owners.
[4]	Frontier Long/Short Commodity Series Class 3 began trading operations on May 30, 2009